Financial risk management (Details 1) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025
IfrsStatementLineItems [Line Items]
Total	$ 572	$ 2,606	$ 3,352	$ 6,286
Cash flow hedges [member]
IfrsStatementLineItems [Line Items]
Total	867	3,949	5,079	9,524
Deferred Income Taxes [Member]
IfrsStatementLineItems [Line Items]
Total	$ (295)	$ (1,343)	$ (1,727)	$ (3,238)